Portfolio of Investments

March 31, 2023 (unaudited)

Baillie Gifford International Growth Fund

	Shares	Value
COMMON STOCKS — 96.6%

AUSTRALIA — 2.0%
WiseTech Global Ltd.	1,307,420	$57,596,647

BELGIUM — 1.7%
Umicore SA	1,451,150	49,224,821

BRAZIL — 7.1%
MercadoLibre, Inc. *	143,834	189,581,842
NU Holdings Ltd., Class A *	4,040,618	19,233,342
		208,815,184
CHINA — 11.7%
Alibaba Group Holding Ltd. *	3,425,908	43,390,824
Ganfeng Lithium Group Co., Ltd., Class H	1,634,000	10,182,057
Meituan, Class B *	5,543,250	100,566,838
NIO, Inc. ADR *	3,098,212	32,562,208
PDD Holdings, Inc. ADR *	280,511	21,290,785
Tencent Holdings Ltd.	2,367,400	115,693,237
Wuxi Biologics Cayman, Inc. *	3,652,500	22,506,565
		346,192,514
DENMARK — 6.1%
Ambu A/S, B Shares *	1,680,212	25,265,583
Genmab A/S *	285,503	107,921,649
Novozymes A/S, B Shares	23,012	1,178,288
Vestas Wind Systems A/S	1,609,472	46,907,121
		181,272,641
FRANCE — 8.3%
Adevinta ASA *	752,367	5,341,090
Kering	226,422	147,724,096
L'Oreal SA	208,301	93,077,785
		246,142,971
GERMANY — 4.6%
Aixtron SE	1,179,242	40,079,612
HelloFresh SE *	1,110,944	26,493,033
Zalando SE *	1,676,890	70,279,363
		136,852,008
HONG KONG — 3.4%
AIA Group Ltd.	6,711,200	70,382,759
Hong Kong Exchanges & Clearing Ltd.	657,501	29,143,555
		99,526,314
INDIA — 0.6%
Housing Development Finance Corp., Ltd.	522,919	16,769,003

ISRAEL — 2.6%
Mobileye Global, Inc., Class A *	348,838	15,094,220
Wix.com Ltd. *	625,756	62,450,449
		77,544,669
ITALY — 5.4%
Ferrari NV	531,240	143,957,433
Prysmian SpA	381,197	16,006,735
		159,964,168

See previously submitted notes to the financial statements for the year ended December 31, 2022.

Portfolio of Investments

March 31, 2023 (unaudited)

Baillie Gifford International Growth Fund

	Shares	Value
JAPAN — 6.7%
CyberAgent, Inc.	1,328,800	$11,258,689
GMO Payment Gateway, Inc.	198,300	17,168,311
M3, Inc.	2,168,400	54,576,598
Nidec Corp.	924,600	48,117,121
SBI Holdings, Inc.	822,200	16,328,761
SMC Corp.	97,400	51,633,341
		199,082,821
NETHERLANDS — 16.2%
Adyen NV *	86,332	137,563,894
Argenx SE *	240,058	89,146,853
ASML Holding NV	299,244	203,919,273
EXOR NV *	572,247	47,187,242
		477,817,262
NEW ZEALAND — 0.6%
Xero Ltd. *	284,357	17,246,660

NORWAY — 0.9%
AutoStore Holdings Ltd. *	7,788,131	16,812,757
Schibsted ASA, B Shares	288,179	4,632,106
Schibsted ASA, Class A	241,038	4,091,592
		25,536,455
SINGAPORE — 0.9%
Sea Ltd. ADR *	295,503	25,575,784

SOUTH KOREA — 2.4%
Coupang, Inc. *	1,537,346	24,597,536
Delivery Hero SE *	1,342,003	45,782,327
		70,379,863
SWEDEN — 3.6%
Atlas Copco AB, A Shares	6,157,135	78,000,711
Kinnevik AB, B Shares *	1,897,274	28,369,742
		106,370,453
SWITZERLAND — 1.4%
Temenos AG	297,453	20,698,591
VAT Group AG	57,950	20,936,387
		41,634,978
TAIWAN — 2.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	4,814,000	84,363,528

UNITED KINGDOM — 1.9%
Ocado Group PLC *	5,417,410	35,870,864
Wise PLC, Class A *	2,802,170	18,811,547
		54,682,411
UNITED STATES — 5.6%
Elastic NV *	332,777	19,267,788
Oatly Group AB ADR *	2,007,517	4,858,191
SolarEdge Technologies, Inc. *	49,393	15,013,003

See previously submitted notes to the financial statements for the year ended December 31, 2022.

Portfolio of Investments

March 31, 2023 (unaudited)

Baillie Gifford International Growth Fund

	Shares	Value
Spotify Technology SA *	948,768	$126,774,380
		165,913,362
Total Common Stocks
(cost $1,948,751,546)		2,848,504,517

PREFERRED STOCKS — 2.1%

GERMANY — 2.1%
Sartorius AG 0.38% (cost $33,481,919)	146,741	61,844,915

TOTAL INVESTMENTS — 98.7%
(cost $1,982,233,465)		$2,910,349,432
Other assets less liabilities — 1.3%		38,887,027
NET ASSETS — 100.0%		$2,949,236,459

*	Non-income producing security.

ADR	—	American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

See previously submitted notes to the financial statements for the year ended December 31, 2022.

Portfolio of Investments

March 31, 2023 (unaudited)

Baillie Gifford International Growth Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments that the Fund has the ability to access

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$556,299,528	$2,292,204,989	$—	$2,848,504,517
Preferred Stocks**	—	61,844,915	—	61,844,915
Total	$556,299,528	$2,354,049,904	$—	$2,910,349,432

**	Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the year ended December 31, 2022.